RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Loans and advances to customers	$ 191,409,730	$ 182,282,743
20 largest economic groups
RISK MANAGEMENT
Loans and advances to customers	$ 22,281,000	$ 20,272,000